Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	₨ 2,238,584.0
Over one year through five years	3,211,127.8
Over five years	539,197.9
Total gross loans	5,988,909.7	$ 92,350.2	₨ 4,992,834.4
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	1,057,595.8
Over one year through five years	689,181.5
Over five years	193,171.1
Total gross loans	1,939,948.4	29,914.4	1,534,268.7
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	1,180,988.2
Over one year through five years	2,521,946.3
Over five years	346,026.8
Total gross loans	₨ 4,048,961.3	$ 62,435.8	₨ 3,458,565.7